Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012 Knott's Soak City [Member]	Sep. 30, 2013 Knott's Soak City [Member]	Dec. 31, 2013 Knott's Soak City [Member]
Business Acquisition [Line Items]
Cost of acquired entity		$ 15,000
Payments in acquisition	12,000	12,000
Debt issued			$ 3,000
Description of acquired entity				For the year ended December 31, 2012, there were no material revenues or expenses associated with the park included in the accompanying consolidated financial statements because the park was closed for the season. The Company rebranded the water park as Aquatica San Diego and re-opened in June 2013.